As filed with the Securities and Exchange Commission on March 5, 2021

Securities Act File No. 333-57793

Investment Company Act of 1940 File No. 811-08839

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 258	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 260	☒

SPDR® SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

(617) 664-1465

Registrant’s Telephone Number, including Area Code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq. Morgan, Lesgwis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004 (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on April 4, 2021 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 258 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until April 4, 2021, the effectiveness of Post-Effective Amendment No. 223 to the Registrant’s Registration Statement on Form N-1A related to the SPDR Bloomberg Barclays Emerging Markets USD Bond ETF, which was filed pursuant to Rule 485(a) under the Securities Act on March 18, 2020 (the “Amendment”).

Part	A. INFORMATION REQUIRED IN A PROSPECTUS

Part	A is incorporated by reference to Part A of the Amendment.

Part	B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part	B is incorporated by reference to Part B of the Amendment.

Part	C. OTHER INFORMATION

Part	C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Series Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 5th day of March, 2021.

SPDR SERIES TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman*	Trustee	March 5, 2021
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee	March 5, 2021
Dwight D. Churchill

/s/ Frank Nesvet*	Trustee	March 5, 2021
Frank Nesvet

/s/ Clare S. Richer*	Trustee	March 5, 2021
Clare S. Richer

/s/ Sandra G. Sponem*	Trustee	March 5, 2021
Sandra G. Sponem

/s/ Carl G. Verboncoeur*	Trustee	March 5, 2021
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee	March 5, 2021
James E. Ross

/s/ Ellen M. Needham	President and Principal Executive Officer	March 5, 2021
Ellen M. Needham

/s/ Bruce S. Rosenberg	Treasurer and Principal Financial Officer	March 5, 2021
Bruce S. Rosenberg

*By:	/s/ David Urman
David Urman
As Attorney-in-Fact
Pursuant to Power of Attorney